Summary Of Stock Options Outstanding (Details) - Recast [Member]	12 Months Ended
Apr. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number
Set 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Aug. 09, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 3 months 10 days